Collaborations and License Agreements - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
R&D services revenue recognition period					3 years
License expiration period			The later of expiration of the last licensed patent covering a licensed product, its method of manufacture or use, the expiration of other government grants providing market exclusivity or ten years after first commercial sale of a licensed product in such country, subject to rights of the parties to sooner terminate the agreement on certain events and the right of Takeda to unilaterally terminate the agreement upon a specified number of days' prior notice.
Estimated fair value of shares issued, recorded as research and development expense	$ 4,157,742	$ 1,797,429	$ 16,897,903	$ 14,969,710	$ 15,486,476	$ 7,654,546
Licensing Agreements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period					On the later of 10 years after the first commercial sale of a product developed using the licensed compound or upon expiration of the patent rights
Royalty payments					0	0
Bristol Myers Squibb Company [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period			Through the later of ten years after first commercial sale of a licensed product in such country, expiration of the last licensed patent covering a licensed product.
Company made an upfront payment			1,000,000
Obliged to make milestone payments	14,800,000		14,800,000
Takeda Pharmaceutical Company Limited [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Term of conducting a research program			3 years
Takeda Pharmaceutical Company Limited [Member] | Collaborative Arrangement [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized revenue	700,000		1,900,000		3,100,000	22,300,000
Deferred revenue	400,000		400,000		1,700,000	3,300,000
Takeda Pharmaceutical Company Limited [Member] | Maximum [Member] | Development Milestones [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	500,000,000		500,000,000		500,000,000
Takeda Pharmaceutical Company Limited [Member] | Maximum [Member] | Sales-Based Milestones [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Aggregate payment upon achievement of certain milestones	250,000,000		250,000,000		250,000,000
U.S. Army and the National Institutes of Health | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Recognized revenue					0	1,030,000
U.S. Army and the National Institutes of Health | Maximum [Member] | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agreement period					3 years
U.S. Army and the National Institutes of Health | Minimum [Member] | Research and Development Arrangement
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agreement period					1 year
University [Member] | Licensing Agreements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
License expiration period			Upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License.		Upon expiration of the patent rights or 15 years subsequent to the first sale of products developed through this License.
Number of common stock issued			400,000		800,000
Estimated fair value of shares issued, recorded as research and development expense			120,000		120,000
Other payment	0	0	0	0	0	0
University [Member] | Minimum [Member] | Licensing Agreements [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Annual spending requirements for development and commercialization of technology expense			$ 1,000,000		$ 1,000,000